Borrowings (Details) $ in Thousands		1 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended				9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 31, 2014 USD ($)	Apr. 01, 2016 USD ($)	Mar. 30, 2015 USD ($)	Mar. 27, 2015 USD ($)	Apr. 30, 2016 USD ($)	Apr. 16, 2015 USD ($)	May 31, 2016 USD ($)	May 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 24, 2016 USD ($)	Jun. 23, 2016 USD ($)	Jun. 30, 2013 USD ($)	Sep. 22, 2014 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Nov. 01, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding										$ 386,292							$ 411,292
Unamortized discount										1,970							2,464
Outstanding balance										174,953							194,569
Long- term debt										555,007
Available amount of loan facility										$ 60,000
Navios Joy
Debt Instrument [Line Items]
Amount released from escrow															$ 47,000
Navios Harmony
Debt Instrument [Line Items]
Amount released from escrow																$ 17,750
Navios Sun and Navios La Paix
Debt Instrument [Line Items]
Amount released from escrow		$ 33,429
Term Loan B Facility
Debt Instrument [Line Items]
Debt amount													$ 250,000
Interest rate description										LIBOR
Interest rate percentage													4.25%
Debt instrument term													5 years
Initial percentage of issuance of debt													98.00%
Interest percentage amortization rate of debt issued													1.00%
Amounts held in escrow, through Term Loan B proceeds used													$ 98,179
Number of vessels acquired													4
Unamortized discount													$ 5,000
Description of terms of credit facility										Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount																			$ 189,500
Initial percentage of issuance of debt																			100.00%
Number of vessels acquired																			5
Description of terms of credit facility										The add-on to the Term Loan B facility bears the same terms as Term Loan B facility and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
Term Loan B including addition
Debt Instrument [Line Items]
Amount outstanding										$ 386,292							411,292
Unamortized discount										1,970
Balloon payment on the last repayment date										386,292
Long term debt, net										384,322
Repayment of debt				$ 21,000				$ 25,000
Write-off of deferred finance fees				$ 256				$ 187
August 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt													41,225
Write-off of deferred finance fees													707
July 2012 Credit Facility
Debt Instrument [Line Items]
Balloon payment on the last repayment date										58,223
Outstanding balance										72,046
Repayment of debt	$ 16,235				$ 2,346								$ 101,614
Write-off of deferred finance fees	$ 82
September 2014 Credit Facility
Debt Instrument [Line Items]
Credit facility														$ 56,000
Number of loan tranches														2
Outstanding balance										$ 0
Interest rate percentage														3.00%
Interest rate description										LIBOR plus 3,00%
Repayment of debt																	21,312
Write-off of deferred finance fees			$ 340														$ 314
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit facility							$ 164,000
Number of loan tranches							2
Balloon payment on the last repayment date										$ 38,431
Outstanding balance										$ 73,906
Repayment installments										24
Repayment frequency										quarterly
Repayment amount										$ 1,478
Interest rate percentage							2.75%
Interest rate description										LIBOR plus 2,75%
Cancellation of undrawn amount																		$ 83,000
Final maturity date										Apr. 20, 2022
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Credit facility									$ 60,000
Outstanding balance										$ 0
Interest rate percentage									3.00%
Interest rate description										LIBOR plus 3,00%
Amount drawn down						$ 21,000
Write-off of deferred finance fees						$ 600
Final maturity date										Jan. 02, 2017
June 2016 Credit Facility
Debt Instrument [Line Items]
Debt amount												$ 30,000
Interest rate percentage												4.00%
Interest rate description										LIBOR plus 4,00%
Amount drawn down											$ 29,000
Final maturity date										Jan. 30, 2017